Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following:

	As of December 31,
	2022	2021
	Restated
Accrued expense (i)	$18,227,643	$7,710,337
Individual income tax payable (ii)	5,114,793	517,713
Payroll payable	9,184,865	18,363,373
Borrowing from a third party	489,796	235,383
Unpaid investment (iii)	-	1,510,455
Others	78,905	9,981
Total	$33,096,002	$28,347,242

(i)	As of December 31, 2022, accrued expenses mainly consisted of unpaid offering cost of $12.2 million and other accrued expenses.

(ii)	As of December 31, 2022, the Group settled the payroll payable accumulated from 2019 to 2022 which resulted in an increase in individual income tax payable.

(iii)	In 2016, Tianqi Group entered into an investment agreement with shareholders of Shanghai Chengshi Automobile Service Co., LTD (“Shanghai Chengshi”) to obtain 100% equity interest of Shanghai Chengshi with a total consideration of $1.4 million (RMB9 million). Pursuant to the agreement, Tianqi Group was required to (a) pay $0.2 million (RMB1 million) upon signing, and (b) pay $1.2 million (RMB8 million) within three working days after the completion of registration changes with the relevant authorities, and no later than six months thereafter.